CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Formation and operating costs	$ 299,060	$ 114,144
Loss from operations	(299,060)	(114,144)
Change in fair value of warrant liability	9,028,000	(12,110,000)
Offering costs allocated to derivative warrant liabilities		749,253
Interest earned on marketable securities held in Trust Account	5,729	1,973
Net income	8,734,669	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Net income	$ 0
Weighted average shares outstanding of ordinary shares	23,000,000
Basic and diluted net income per ordinary shares	$ 0.00	$ 0.00
Class B ordinary shares
Net income	$ 0
Weighted average shares outstanding of ordinary shares	5,750,000	5,194,656
Basic and diluted net income per ordinary shares	$ 1.52	$ (2.50)